Loans and Allowance for Loan Losses - Schedule of Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,521,252	$ 1,302,133
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	63,670	69,056
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	11,106	12,012
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,661	1,795
Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,700	25,459
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	95,137	108,322
Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	244,549	217,214
Commercial, Financial, and Agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,411	9,219
Commercial, Financial, and Agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,894	6,284
Commercial, Financial, and Agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	174	188
Commercial, Financial, and Agricultural | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	121	153
Commercial, Financial, and Agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	14,600	15,844
Real estate construction − residential and Real estate mortgage − residential | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	32,095	27,920
Real estate construction − residential and Real estate mortgage − residential | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − residential and Real estate mortgage − residential | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − residential and Real estate mortgage − residential | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − residential and Real estate mortgage − residential | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − residential and Real estate mortgage − residential | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	361,025	279,346
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,541	12,185
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	500	750
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,178	1,262
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	685	1,129
Real estate construction − residential and Real estate mortgage − residential | Mortgage | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,904	15,326
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	137,235	91,369
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,677	4,304
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	686	2,673
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	87	105
Real estate construction − commercial and Real estate mortgage − commercial | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,450	7,082
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	722,729	663,256
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	48,041	43,348
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,026	2,305
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	309	328
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	17,801	24,029
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	69,177	70,010
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	23,619	23,028
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	17
Installment and other consumer | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6	43
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 6	$ 60